UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE
Report for the Calendar Year ended: December 31, 2008
Check here is Amendment [ ]; Amendment Number: NA
This amendment (check only one.):	[]is a restatement.
					[] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Appleton Group Wealth Management, LLC
Address:	100 W. Lawrence St
		Third Floor Appleton, WI  54911

13-F File Number: First Filing

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral ports of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mark C. Scheffler
Title:		CCO
Phone: 		920-993-7727
Signature,	        Place,				and Date of Signing:
Mark C. Scheffler	Appleton, Wisconsin		February 2, 2009
Report type (Check only one.):
		[X] 13F HOLDINGS REPORT.
		[] 13F NOTICE.
		[] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:		None


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	7
Form 13F Information Table Value Total:	28,448,000

List of other included Managers:	N/A

No. 13F File Number		First filing


FORM 13F INFORMATION TABLE
As of 12/31/2008


ISSR	     CLAS   CSIP       VAL    SH     SH  PUT INVT    OTHR    VOTING AUTH
	      		      (000S) AMOUNT PRN CALL DSCRETN MGRS SOLE  SHARED NONE
SPDR TR      UNIT   78462F103  4070  45106  S	     SLE      0  45106
PROSHR TR    UTRA   74347R776  2846  198486 S	     SLE      0  198486
NSDAQ100 TR  EQ	    73935A104  5123  172271 S	     SLE      0  172271
RUS2000GR    EQ	    464287648  3487  68570  S        SLE      0  68570
DJ RLT iS    EQ	    464287739  2530  67950  S	     SLE      0  67950
DIMDS TR     UNIT   252787106  6080  69469  S	     SLE      0  69469
RUS2000VA    EQ	    464287630  4311  87672  S	     SLE      0  87672